Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Related Party Transactions

14. Related Party Transactions

Series C-1 Convertible Preferred Stock

The Series C-1 convertible preferred stock (Note 8) were issued to certain existing shareholders.

Note Receivable from Related Parties and Related Party Payable

As of March 31, 2022, there was $0.1 million of full recourse promissory notes from the Company’s Chief Executive Officer and former Directors. The full recourse promissory notes were forgiven in December 2022.

15. Related Party Transactions

Convertible Promissory Notes and Series C-1 Convertible Preferred Stock

As discussed in Note 9 and Note 11, the Convertible Notes and Series C-1 convertible preferred stock were issued to certain existing shareholders.

Note Receivable from Related Parties and Related Party Payable

In November 2013, the Company adopted the 2013 Officers and Directors Stock Plan and entered into interest bearing, full recourse promissory notes from its Chief Executive Officer (“CEO”) and former directors in the aggregate principal amount of $0.6 million in exchange for the issuance of 9,327,903 shares of common stock. The promissory notes bear interest at the rate of 1.73% per year, matures in November 2022, and are collateralized by 1,532,480 shares of the Company’s Series B-4 convertible preferred stock.

In December 2022, the Company executed payment and release letters to forgive the remaining balance of the recourse promissory notes and associated interest totaling $0.1 million and agreed to make an additional payment of $0.2 million for services rendered. As a result of the payment for services rendered, the Company recorded $0.2 million in general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2022. Additionally, the remaining 282,836 shares of the Company’s Series B-4 held as collateral were released. At December 31, 2022, there was no accrued compensation presented on the accompanying consolidated balance sheet related to the recourse promissory notes.

At December 31, 2022, there was no remaining principal balance on the recourse promissory notes. At December 31, 2021, the outstanding principal balance on the recourse promissory notes from the former directors was $0.1 million. The interest income related to the recourse promissory notes were recorded in other expense, net in the consolidated statements of operations and not material for the years ended December 31, 2022 and 2021. In addition, as of December 31, 2022, there was no remaining interest receivable and as of December 31, 2021, the interest receivable from related parties were recorded in prepaid expenses and other current assets and were not material.

Roth CH Acquisition IV Co. [Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In February 2019, an Initial Stockholder purchased an aggregate of 100 shares of the Company’s common stock for an aggregate price of $25,000. On June 29, 2020, the Company effected a stock dividend of 43,125 shares of common stock for each share of common stock outstanding, resulting in an aggregate of 4,312,500 shares of common stock being outstanding. On July 1, 2021, certain of the Initial Stockholders sold an aggregate of 1,490,874 shares of common stock to the Company for an aggregate purchase price of $8,643, of which 1,437,500 shares were cancelled and the remaining 53,374 shares were purchased by certain of the Company’s officers from the Company for an aggregate purchase price of $464, resulting in an aggregate of 2,875,000 shares of common stock being outstanding (the “Founder Shares”). The Founder Shares included an aggregate of up to 375,000 shares subject to forfeiture by the Initial Stockholders to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Initial Stockholders would collectively own approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Initial Stockholders did not purchase any Public Shares in the Initial Public Offering and excluding the Private Shares). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are subject to forfeiture.

The sale of the Founder Shares to certain of the Company’s officers, as described above, is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 53,374 shares sold to the Company’s officers was $323,446, or $6.06 per share. The Founder Shares were effectively sold subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the performance condition is probable of occurrence. Stock-based compensation will be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founder Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founder Shares. As of March 31, 2023, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized.

The Initial Stockholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until (1) with respect to 50% of the Founder Shares, the earlier of six months after the completion of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after a Business Combination and (2) with respect to the remaining 50% of the Founder Shares, six months after the completion of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Notes — Related Party

On March 3, 2021, the Company issued an unsecured promissory note to an Initial Stockholder (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $200,000. The Promissory Note was non-interest bearing and payable on the earlier of the consummation of the Initial Public Offering or the date on which the Company determined not to proceed with the Initial Public Offering. The outstanding balance under the Promissory Note of $200,000 was repaid at the closing of the Initial Public Offering on August 10, 2021. Borrowings under Promissory Note are no longer available.

On February 14, 2023, the Company issued an unsecured promissory note in the aggregate principal amount of $200,000 (the “Note”) to CR Financial Holdings, Inc. (the “Payee”). Pursuant to the Note, the Payee agreed to loan to the Company an aggregate amount of $200,000 that shall be payable on the earlier of (i) the date on which the Company consummates a business combination with target businesses, or (ii) the date the Company liquidates if a business combination is not consummated. The Note bears no interest rate. In the event that the Company does not consummate a business combination, the Note will be repaid only from amounts remaining outside of the Company’s trust account, if any. The proceeds of the Note will be used for the Company to pay various expenses of the Company and for general corporate purposes. As of March 31, 2023 and December 31, 2022, the Company’s outstanding balance for the promissory note is $200,000 and $0, respectively.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Initial Stockholders and certain of the Company’s officers and directors (or their affiliates) may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination, without interest. No Working Capital Loans were outstanding as of March 31, 2023 and December 31, 2022.

Underwriting Agreement and Business Combination Marketing Agreement

On August 5, 2021, the Company entered into an underwriting agreement and a business combination marketing agreement with Roth Capital Partners, LLC (“Roth”) and Craig-Hallum Capital Group LLC (“Craig-Hallum”), the underwriters in the Initial Public Offering. The underwriters are related parties of the Company. On December 5, 2022, the Company entered a letter agreement to terminate the business combination marketing agreement. See Note 6 for a discussion of the business combination marketing agreement.

Due from Certain Initial Stockholders

On December 16, 2022, the Company paid $135,440 to the Non-redeeming Stockholders on behalf of certain Initial Stockholders in connection with the Non-Redemption Agreements (see Note 6).

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In February 2019, an Initial Stockholder purchased an aggregate of 100 shares of the Company’s common stock for an aggregate price of $25,000. On June 29, 2020, the Company effected a stock dividend of 43,125 shares of common stock for each share of common stock outstanding, resulting in an aggregate of 4,312,500 shares of common stock being outstanding. On July 1, 2021, certain of the Initial Stockholders sold an aggregate of 1,490,874 shares of common stock to the Company for an aggregate purchase price of $8,643, of which 1,437,500 shares were cancelled and the remaining 53,374 shares were purchased by certain of the Company’s officers from the Company for an aggregate purchase price of $464, resulting in an aggregate of 2,875,000 shares of common stock being outstanding (the “Founder Shares”). The Founder Shares included an aggregate of up to 375,000 shares subject to forfeiture by the Initial Stockholders to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Initial Stockholders would collectively own approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Initial Stockholders did not purchase any Public Shares in the Initial Public Offering and excluding the Private Shares). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are subject to forfeiture.

The sale of the Founders Shares to certain of the Company’s officers, as described above, is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 53,374 shares sold to the Company’s officer was $323,446, or $6.06 per share. The Founders Shares were effectively sold subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence. Stock-based compensation will be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares. As of December 31, 2021, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized.

The Initial Stockholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until (1) with respect to 50% of the Founder Shares, the earlier of six months after the completion of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after a Business Combination and (2) with respect to the remaining 50% of the Founder Shares, six months after the completion of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On March 3, 2021, the Company issued an unsecured promissory note to an Initial Stockholder (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $200,000. The Promissory Note was non-interest bearing and payable on the earlier of the consummation of the Initial Public Offering or the date on which the Company determined not to proceed with the Initial Public Offering. The outstanding balance under the Promissory Note of $200,000 was repaid at the closing of the Initial Public Offering on August 10, 2021. Borrowings under Promissory Note are no longer available.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Initial Stockholders and certain of the Company’s officers and directors (or their affiliates) may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination, without interest. No Working Capital Loans were outstanding as of December 31, 2022 and 2021.

Underwriting Agreement and Business Combination Marketing Agreement

On August 5, 2021, the Company entered into an underwriting agreement and a business combination marketing agreement with Roth Capital Partners, LLC (“Roth”) and Craig-Hallum Capital Group LLC (“Craig-Hallum”), the underwriters in the Initial Public Offering. The underwriters are related parties of the Company. On December 5, 2022, the Company entered a letter agreement to terminate the business combination marketing agreement. See Note 6 for a discussion of the business combination marketing agreement.

Due from Certain Initial Stockholders

On December 16, 2022, the Company paid $135,440 to the Non-redeeming Stockholders on behalf of certain Initial Stockholders in connection with the Non-Redemption Agreements (see Note 6).